Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 432	¥ 285
Securitization or asset-backed financing arrangement, financial asset for which transfer is accounted as sale, gain on sale	0	1
Debt securities issued by SPEs with an initial fair value	253	458
Cash inflows from third parties on the sale of debt securities	227	436
Cumulative balance of financial assets transferred to SPEs	6,747	5,745
Retained interests	160	168
Interests held in SPEs	¥ 23	¥ 26